Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

	Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset
2018	Gross amount £m	Amount offset £m	Net amount on the balance sheet £m	Financial instruments £m	Financial collateral(1) £m	Net amount £m	Assets not subject to enforceable netting arrangements(2) £m	Balance sheet total(3) £m
Assets
Derivative financial instruments	7,026	(1,872)	5,154	(933)	(2,133)	2,088	105	5,259
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	24,733	(3,606)	21,127	(2,721)	(18,406)	—	—	21,127
– Fair value	2,272	—	2,272	—	(2,272)	—	—	2,272
Loans and advances to customers and banks(4)	6,021	(1,293)	4,728	—	—	4,728	199,360	204,088

	40,052	(6,771)	33,281	(3,654)	(22,811)	6,816	199,465	232,746

Liabilities
Derivative financial instruments	3,187	(1,872)	1,315	(933)	(303)	79	54	1,369
Repurchase, securities lending & similar agreements:
– Amortised cost	14,516	(3,606)	10,910	(2,721)	(8,189)	—	—	10,910
– Fair value	2,110	—	2,110	—	(2,110)	—	—	2,110
Deposits by customers and banks(4)	12,174	(1,293)	10,881	—	(502)	10,379	184,430	195,311

	31,987	(6,771)	25,216	(3,654)	(11,104)	10,458	184,484	209,700

2017
Assets
Derivative financial instruments	30,155	(10,479)	19,676	(14,772)	(2,785)	2,119	266	19,942
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	2,614	—	2,614	—	(2,614)	—	—	2,614
– Fair value	15,224	(6,354)	8,870	(355)	(8,515)	—	—	8,870
Loans and advances to customers and banks(4)	5,971	(1,459)	4,512	—	—	4,512	198,291	202,803

	53,964	(18,292)	35,672	(15,127)	(13,914)	6,631	198,557	234,229

Liabilities
Derivative financial instruments	27,839	(10,479)	17,360	(14,772)	(1,951)	637	253	17,613
Repurchase, securities lending & similar agreements:
– Amortised cost	1,076	—	1,076	—	(1,076)	—	—	1,076
– Fair value	31,858	(6,354)	25,504	(355)	(25,149)	—	—	25,504
Deposits by customers and banks(4)	8,942	(1,459)	7,483	—	(502)	6,981	188,873	196,356

	69,715	(18,292)	51,423	(15,127)	(28,678)	7,618	189,126	240,549

(1)	Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)	The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.